                        FRANK RUSSELL INVESTMENT COMPANY
                      Supplement dated January 30, 2002 to
                       STATEMENT OF ADDITIONAL INFORMATION
                             Dated December 21, 2001

     The following restates the description of Suffolk Capital Management, LLC in the section entitled "Money Manager Information" for the Equity I, Equity II, Diversified Equity and Special Growth Funds in its entirety in the Frank Russell Investment Company Statement of Additional Information:


                            MONEY MANAGER INFORMATION

                             DIVERSIFIED EQUITY FUND

     Suffolk Capital Management, LLC, is a wholly-owned subsidiary of Ohio National Financial Services, Inc. Ohio National Financial Services, Inc. is wholly-owned by Ohio National Mutual Holdings, Inc. which, in turn, is wholly-owned by the policyholders of The Ohio National Life Insurance Company.


                               SPECIAL GROWTH FUND

     Suffolk Capital Management, LLC. See: Diversified Equity Fund.


                                  EQUITY I FUND

     Suffolk Capital Management, LLC. See: Diversified Equity Fund.


                                 EQUITY II FUND

     Suffolk Capital Management, LLC. See: Diversified Equity Fund.

                        FRANK RUSSELL INVESTMENT COMPANY
                      Supplement dated January 30, 2002 to
                       STATEMENT OF ADDITIONAL INFORMATION
                                 (Fund of Funds)
                             Dated December 21, 2001

     The following restates the description of Suffolk Capital Management, LLC in the section entitled "Money Manager Information" for the Diversified Equity and Special Growth Funds in its entirety in the Frank Russell Investment Company Statement of Additional Information for the Fund of Funds:


                            MONEY MANAGER INFORMATION

                             DIVERSIFIED EQUITY FUND

     Suffolk Capital Management, LLC, is a wholly-owned subsidiary of Ohio National Financial Services, Inc. Ohio National Financial Services, Inc. is wholly-owned by Ohio National Mutual Holdings, Inc. which, in turn, is wholly-owned by the policyholders of The Ohio National Life Insurance Company.


                               SPECIAL GROWTH FUND

     Suffolk Capital Management, LLC. See: Diversified Equity Fund.